STOCK OPTION PLANS (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of options outstanding

	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2021	302,846	45.85	4.65	$–
Granted	–	–	–	–
Exercised	–	–	–	–
Cancelled & Expired	(1,001)	–	–	–

Outstanding, June 30, 2021	301,845	45.68	4.69	$–

Options exercisable, June 30, 2021	280,869	44.95	4.62	$–

Schedule of warrants outstanding

	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2021	466,636	$52.50	6.31	$–
Granted	6,250	$–	–	$13,750
Exercised	–	$–	–	$–
Expired	–	$–	–	$–
Outstanding, June 30, 2021	472,886	$6.00	5.80	$–
Warrants exercisable, June 30, 2021	472,886	$5.80	5.80	$13,750

Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions used

	Three Months Ended June 30		Six Months Ended June 30
	2021	2020	2021	2020
Expected volatility	–	–	–	439.23%
Expected dividend yield	–	–	–	–
Risk-free interest rate	–	–	–	1.21%
Expected term (in years)	–	–	–	5.00

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions used

	Three Months Ended June 30		Six Months Ended June 30
	2021	2020	2021	2020
Expected volatility	144.81%	456.09%	144.81%	449.47%
Expected dividend yield	–	–	–	–
Risk-free interest rate	0.81%	0.35%	0.81%	0.91%
Expected term (in years)	5.00	5.00	5.00	5.83